Organization (Details Textual) - USD ($) $ in Thousands		1 Months Ended		12 Months Ended
	Aug. 18, 2018	Feb. 28, 2019	Nov. 30, 2018	Dec. 31, 2019	Apr. 30, 2019
Organization (Textual)
Equity interest, percentage				45.00%
Variable interest entity percentage, description			The Company’s board of director approved the plan to dispose all of its tangible and intangibles assets related to the Consolidated VIEs through a series of agreements with Jinan Yuantel Communication Technology LLP (“Jinan Yuantel”), a Company controlled by a non-controlling interest shareholder individual, to dispose to Jinan Yuantel 20% of equity interest in Yuantel at a consideration of RMB25 million. The Company also authorized Jinan Yuantel to actively seek for investors on behalf of the Company to sell 45% of the equity interest in Yuantel held by Big Cloud Network at a consideration which is based on the expected share valuation no less than RMB180 million by June 30, 2019, for which, Jinan Yuantel will be granted the option to purchase the remaining 10% of the equity interest in Yuantel held by Big Cloud Network at a consideration of RMB10 upon achievement of the sale. Since the sale has not yet been completed as of the filing of this annual report, the Company has the right to not grant the option for the remaining 10% of equity interest.	The Consolidated VIEs contributed 21%, 18% and 29% of the Group's consolidated revenues for the years ended December 31, 2017, 2018 and 2019, respectively. As of December 31, 2018 and 2019, the Consolidated VIEs accounted for an aggregate of 16% and 22%, respectively, of the consolidated total assets, and 22% and 18%, respectively, of the consolidated total liabilities.
Power of attorney agreement, description				The Nominee Shareholders of Big Cloud Network entered into the power of attorney agreement whereby they authorized Borqs Beijing or its designated party to act on behalf of the Nominee Shareholders as exclusive agent and attorney with all respect to all matters concerning the shareholding including but not limited to (1) attend shareholders’ meetings of Big Cloud Network; (2) exercise all the shareholders’ rights, including voting rights; and (3) designate and appoint on behalf of each shareholder the senior management members of Big Cloud Network. The power of attorney remains irrevocable and continuously valid from the date of execution so long as each Nominee Shareholder remains as a shareholder of Big Cloud Network. The power of attorney agreement was subsequently reassigned to Borqs International.
Exclusive option agreement, description				Pursuant to the exclusive option agreement entered into between the Nominee Shareholders and Borqs Beijing or its designated party, the Nominee Shareholders granted Borqs Beijing or its designated party, an irrevocable and exclusive right to purchase all or part of the equity interests held by the Nominee Shareholders in Big Cloud Network, to the extent permitted under the PRC laws, at an amount equal to RMB10 or the minimum consideration permitted under the applicable PRC law. The purchase consideration in excess of RMB10 shall be refunded by the Nominee Shareholders to Borqs Beijing or Borqs Beijing may deduct the excess amount upon payment of consideration. The Nominee Shareholders shall not declare dividend or any form of distribution or grant loans in any form without the prior consent of Borqs Beijing or its designated party. The term of the agreement is 10 years, expiring on June 22, 2024 which will be automatically renewed every three-year thereafter if Borqs Beijing or its designated party does not provide notice of termination to the Nominee Shareholders fifteen days prior to expiration.
Exclusive technical & support agreement, description				Pursuant to the agreement entered into between Borqs Beijing and Big Cloud Network, Big Cloud Network engaged Borqs Beijing or its designated party as its exclusive provider of technical, consulting and other services in relation to its major business during the contractual period in return for service fees which will be determined at the sole discretion of Borqs Beijing or its designated party. The term of the agreement is 10 years, expiring on June 22, 2024, which will be automatically renewed every three-year thereafter if Borqs Beijing or its designated party does not provide notice of termination to the Nominee Shareholders fifteen days prior to expiration.
Ownership interest rate, percentage				45.00%
BORQS International Holding Corp [Member]
Organization (Textual)
Equity interest, percentage	100.00%
RMB [Member]
Organization (Textual)
Interest free loans				$ 50,000
Yuantel Investment [Member]
Organization (Textual)
Equity interest, percentage		21.00%		79.00%
Ownership interest rate, percentage				100.00%
Yuantel Investment [Member] | RMB [Member]
Organization (Textual)
Interest free loans		$ 20,500		$ 22,000	$ 25,000
Yuantel Telecom [Member]
Organization (Textual)
Equity interest, percentage				95.00%
Ownership interest rate, percentage				45.00%
Big Cloud Network [Member]
Organization (Textual)
Equity interest, percentage				75.05%
Yuantel Investment [Member]
Organization (Textual)
Equity interest, percentage				79.00%
Yuantel Telecom [Member]
Organization (Textual)
Equity interest, percentage				95.00%
Big Cloud Network [Member]
Organization (Textual)
Equity interest, percentage				75.00%
Yuantel Investment [Member]
Organization (Textual)
Equity interest, percentage				25.00%